Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Future Minimum Lease Payments Required under Noncancelable Operating Leases

Future minimum lease payments required under noncancelable operating leases that have initial or remaining lease terms in excess of one year at December 31, 2015 are as follows:

(Millions of yen)
Year ending December 31:
2016	¥26,294
2017	20,328
2018	13,855
2019	8,847
2020	6,115
Thereafter	12,153

Total future minimum lease payments	¥87,592

Changes in Accrued Product Warranty Costs

Changes in accrued product warranty costs for the years ended December 31, 2015 and 2014 are summarized as follows:

	Years ended December 31
	2015	2014
	(Millions of yen)
Balance at beginning of year	¥11,564	¥10,890
Additions	18,942	15,699
Utilization	(12,404)	(12,039)
Other	(4,088)	(2,986)

Balance at end of year	¥14,014	¥11,564